Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,244,285,000
Previously Paid Amount	0
Total Fee Amount	343,600.03
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,250,000,000
Net Fee	$ 343,600.03
Narrative - Max Aggregate Offering Amount	2,250,000,000
Final Prospectus	true